UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Real Estate
Investment Portfolio

April 30, 2009

1.800348.105

REA-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	2,030,000	$ 42,346
REAL ESTATE INVESTMENT TRUSTS - 89.3%
REITs - Apartments - 14.3%
Apartment Investment & Management Co. Class A	4,930,000	35,989
Equity Residential (SBI)	3,890,400	89,051
Home Properties, Inc.	1,545,200	56,307
UDR, Inc. (d)	7,622,541	76,759
TOTAL REITS - APARTMENTS		258,106
REITs - Factory Outlets - 2.9%
Tanger Factory Outlet Centers, Inc. (c)	1,560,000	51,979
REITs - Health Care Facilities - 8.9%
HCP, Inc.	40,000	878
Healthcare Realty Trust, Inc. (d)	3,406,100	57,188
Nationwide Health Properties, Inc.	1,418,700	35,028
Ventas, Inc.	2,392,392	68,518
TOTAL REITS - HEALTH CARE FACILITIES		161,612
REITs - Hotels - 2.1%
DiamondRock Hospitality Co.	1,408,000	9,138
Hospitality Properties Trust (SBI)	610,000	7,466
Host Hotels & Resorts, Inc.	1,233,300	9,484
Sunstone Hotel Investors, Inc.	2,086,074	11,035
TOTAL REITS - HOTELS		37,123
REITs - Industrial Buildings - 14.1%
DCT Industrial Trust, Inc.	4,030,000	17,813
Duke Realty LP	9,085,000	88,760
ProLogis Trust	10,111,500	92,116
Public Storage	834,600	55,801
TOTAL REITS - INDUSTRIAL BUILDINGS		254,490
REITs - Malls - 14.6%
CBL & Associates Properties, Inc.	1,045,000	8,297
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	4,121,219	$ 212,657
The Macerich Co. (c)	2,470,630	43,310
TOTAL REITS - MALLS		264,264
REITs - Management/Investment - 3.9%
Digital Realty Trust, Inc. (c)	1,973,200	71,055
REITs - Office Buildings - 16.1%
Alexandria Real Estate Equities, Inc. (c)	449,800	16,409
Boston Properties, Inc.	1,301,900	64,340
Corporate Office Properties Trust (SBI)	2,310,929	70,622
Highwoods Properties, Inc. (SBI)	3,052,870	73,238
Mack-Cali Realty Corp.	100,100	2,689
SL Green Realty Corp. (c)(d)	3,346,846	59,105
Sovran Self Storage, Inc.	197,000	4,440
TOTAL REITS - OFFICE BUILDINGS		290,843
REITs - Shopping Centers - 12.4%
Cedar Shopping Centers, Inc.	1,460,200	5,242
Developers Diversified Realty Corp. (c)	6,207,805	25,638
Inland Real Estate Corp.	1,823,000	16,006
Kimco Realty Corp.	5,022,800	60,374
Regency Centers Corp.	276,000	10,336
Vornado Realty Trust	1,832,736	89,602
Weingarten Realty Investors (SBI) (c)	1,059,500	16,465
TOTAL REITS - SHOPPING CENTERS		223,663
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,613,135
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Real Estate Operating Companies - 3.1%
Brookfield Properties Corp.	7,379,600	55,126
TOTAL COMMON STOCKS (Cost $2,726,221)		1,710,607
Money Market Funds - 11.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (a)	72,132,953	$ 72,133
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	135,383,625	135,384
TOTAL MONEY MARKET FUNDS (Cost $207,517)		207,517
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $2,933,738)		1,918,124
NET OTHER ASSETS - (6.2)%		(112,431)
NET ASSETS - 100%		$ 1,805,693
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 947
Fidelity Securities Lending Cash Central Fund	1,281
Total	$ 2,228
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apartment Investment & Management Co. Class A	$ 166,907	$ 30,693	$ 12,379	$ 95	$ -
Corporate Office Properties Trust (SBI)	159,311	19,283	60,965	3,827	-
Healthcare Realty Trust, Inc.	93,418	23,824	14,846	2,870	57,188
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Highwoods Properties, Inc. (SBI)	93,349	31,775	11,710	2,242	-
Home Properties, Inc.	72,769	25,456	14,456	1,697	-
Inland Real Estate Corp.	69,408	-	27,005	2,212	-
SL Green Realty Corp.	202,108	65,724	31,169	4,387	59,105
Sovran Self Storage, Inc.	61,879	1,307	35,340	1,411	-
Tanger Factory Outlet Centers, Inc.	89,346	15,393	40,456	1,838	-
UDR, Inc.	193,976	69,681	54,618	1,208	76,759
Total	$ 1,202,471	$ 283,136	$ 302,944	$ 21,787	$ 193,052
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,918,124	$ 1,918,124	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,147,663,000. Net unrealized depreciation aggregated $1,229,539,000, of which $105,005,000 related to appreciated investment securities and $1,334,544,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009